Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Debt instrument interest rate			12.00%	12.00%	12.00%
Revenue, performance obligation, description of timing			For performance obligations related to certain digital advertising space and sales of print advertisements, the Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising products as the digital impressions are served or on the issue’s on-sale date. For performance obligations related to sales of magazines through subscriptions, the customer obtains control when each magazine issue is mailed to the customer on or before the issue’s on-sale date. For sales of single copy magazines on newsstands, revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. Revenues from functional licenses are recognized at a point-in-time when access to the completed content is granted to the partner.
Subscription refund liability	$ 4,772,991		$ 4,035,531	$ 3,144,172
Unearned revenue			32,163,087
Restricted cash	500,809		500,809	620,809
Accounts receivable	14,715,524		16,497,626	16,233,955
Allowance for doubtful accounts of accounts receivable			892,352	287,902
Assets impairment charges			0	0
Subscription acquisition cost			41,505,480	6,560,058
Subscription acquisition costs (short-term)			28,146,895
Subscription acquisition costs (long-term)			13,358,585
Right-of-use assets	17,918,322		18,292,196	3,980,649
Operating lease liabilities			1,069,745
Amortization debt discount	$ 1,000,882	$ 3,206,982	6,607,212	4,545,675
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Advertising costs			$ 3,583,116	859,802
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset			3 years
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets			$ 1,003,221
Short Term [Member]
Property, Plant and Equipment [Line Items]
Subscription acquisition cost			28,146,895	3,142,580
Longt Term [Member]
Property, Plant and Equipment [Line Items]
Subscription acquisition cost			$ 13,358,585	3,417,478
Letter of Credit [Member]
Property, Plant and Equipment [Line Items]
Restricted cash				500,000
Credit Card Merchant Accounts With Bank [Member]
Property, Plant and Equipment [Line Items]
Restricted cash				$ 120,809
Convertible Debentures One [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate			12.00%
Second Amended Senior Secured Notes [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate			12.00%